Subordinated liabilities - Contractual maturities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 12,722	£ 19,419
Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	12,722	19,419
Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	12,722	19,419
Currently | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	15	2,045
0-1 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	2,383	1,062
0-1 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	3,250	4,186
After 1 year but within 2 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	208	2,517
After 1 year but within 2 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,152	2,630
After 2 years but within 5 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	2,329	780
After 2 years but within 5 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	2,442	1,683
5-10 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	5,074	10,552
5-10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	4,211	6,760
Over 10 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	818	1,230
Over 10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,399	1,471
Perpetual | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,910	3,278
Perpetual | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	253	644
Sterling | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	874	962
Sterling | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	874	962
Sterling | Currently | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		15
Sterling | 0-1 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	16	17
Sterling | 0-1 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	123	68
Sterling | After 1 year but within 2 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	37	113
Sterling | After 2 years but within 5 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	354	369
Sterling | After 2 years but within 5 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	466	407
Sterling | 5-10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	23	140
Sterling | Over 10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	21	22
Sterling | Perpetual | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	504	576
Sterling | Perpetual | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	204	197
US dollar | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	7,945	12,367
US dollar | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	7,945	12,367
US dollar | Currently | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	15	1,860
US dollar | 0-1 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	441	98
US dollar | 0-1 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,043	1,817
US dollar | After 1 year but within 2 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	63	700
US dollar | After 1 year but within 2 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	63	700
US dollar | After 2 years but within 5 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,704	168
US dollar | After 2 years but within 5 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,705	168
US dollar | 5-10 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	4,037	7,955
US dollar | 5-10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	4,041	6,242
US dollar | Over 10 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	517	967
US dollar | Over 10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,078	1,186
US dollar | Perpetual | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,183	2,479
US dollar | Perpetual | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		394
Euro | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	3,895	5,176
Euro | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	3,895	5,176
Euro | Currently | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		162
Euro | 0-1 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,926	913
Euro | 0-1 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	2,084	1,395
Euro | After 1 year but within 2 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	145	1,817
Euro | After 1 year but within 2 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,044	1,817
Euro | After 2 years but within 5 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	271	243
Euro | After 2 years but within 5 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	271	1,108
Euro | 5-10 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	1,037	1,725
Euro | 5-10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	147	378
Euro | Over 10 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	301	263
Euro | Over 10 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	300	263
Euro | Perpetual | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	215	215
Euro | Perpetual | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	49	53
Other | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	8	914
Other | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	8	914
Other | Currently | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		8
Other | 0-1 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		34
Other | 0-1 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		906
Other | After 1 year but within 2 years | Call date
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	8
Other | 5-10 years | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		872
Other | Perpetual | Final redemption
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 8	£ 8